Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	WESTERN ASSET FUNDS INC
Central Index Key	0000863520
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	May 1, 2012

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE PROSPECTUS OF

WESTERN ASSET NON-U.S. OPPORTUNITY BOND FUND

Dated May 1, 2012

Effective August 1, 2012, Western Asset Non-U.S. Opportunity Bond Fund will be renamed Western Asset Global Government Bond Fund.

The changes to the Fund’s investment policies described below will be effective on August 1, 2012.

The following replaces the information contained in the section of the Prospectus of the Fund entitled “Investment objective”:

Maximize total return, consisting of current income and capital appreciation

The following replaces the information contained in the section of the Prospectus of the Fund entitled “Principal investment strategies”:

Under normal market conditions, the fund invests at least 80% of its net assets in the debt and fixed income securities issued by the U.S. government and non-U.S. governments and related agencies and instrumentalities (collectively, “Global Sovereign Issuers”). These securities can be denominated in either U.S. dollars or non-U.S. currencies.

Under normal market conditions, the fund invests in issuers located in at least three countries and no more than 25% of the fund’s total assets may be invested in issuers located in any single non-U.S. country. The fund may invest up to 35% of its total assets in debt and fixed income securities that are rated below investment grade at the time of purchase. Securities that are not rated Baa or BBB or above by one or more Nationally Recognized Statistical Rating Organization (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers), are considered below investment grade. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” Global Sovereign Issuers may include, without limit, governments and related agencies and instrumentalities of emerging market countries.

The fund is “non-diversified” within the meaning of the Investment Company Act of 1940, as amended. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards.

In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

The fund may use currency related transactions involving options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps, caps, floors, collars, structured notes, indexed securities and other derivative instruments (collectively, “Financial Instruments”). These Financial Instruments may be used without limit, for either hedging purposes, or to implement a currency investment strategy.

The fund will normally maintain a dollar-weighted average effective duration between zero and ten years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The following supplements the section of the Prospectus of the Fund entitled “Performance”:

Average annual total returns (for periods ended December 31, 2011) (%)	1 year	5 years	10 years
Citigroup World Government Bond Index (unhedged)*	6.35	7.13	7.77

*	Effective August 1, 2012 the fund’s broad-based security index is changed to the Citigroup World Government Bond Index (unhedged) because the subadvisers believe that this index better corresponds to the fund’s revised investment strategy.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	waf3_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE PROSPECTUS OF

WESTERN ASSET NON-U.S. OPPORTUNITY BOND FUND

Dated May 1, 2012

Effective August 1, 2012, Western Asset Non-U.S. Opportunity Bond Fund will be renamed Western Asset Global Government Bond Fund.

The changes to the Fund’s investment policies described below will be effective on August 1, 2012.

The following replaces the information contained in the section of the Prospectus of the Fund entitled “Investment objective”:

Maximize total return, consisting of current income and capital appreciation

The following replaces the information contained in the section of the Prospectus of the Fund entitled “Principal investment strategies”:

Under normal market conditions, the fund invests at least 80% of its net assets in the debt and fixed income securities issued by the U.S. government and non-U.S. governments and related agencies and instrumentalities (collectively, “Global Sovereign Issuers”). These securities can be denominated in either U.S. dollars or non-U.S. currencies.

Under normal market conditions, the fund invests in issuers located in at least three countries and no more than 25% of the fund’s total assets may be invested in issuers located in any single non-U.S. country. The fund may invest up to 35% of its total assets in debt and fixed income securities that are rated below investment grade at the time of purchase. Securities that are not rated Baa or BBB or above by one or more Nationally Recognized Statistical Rating Organization (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers), are considered below investment grade. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” Global Sovereign Issuers may include, without limit, governments and related agencies and instrumentalities of emerging market countries.

The fund is “non-diversified” within the meaning of the Investment Company Act of 1940, as amended. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards.

In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

The fund may use currency related transactions involving options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps, caps, floors, collars, structured notes, indexed securities and other derivative instruments (collectively, “Financial Instruments”). These Financial Instruments may be used without limit, for either hedging purposes, or to implement a currency investment strategy.

The fund will normally maintain a dollar-weighted average effective duration between zero and ten years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The following supplements the section of the Prospectus of the Fund entitled “Performance”:

Average annual total returns (for periods ended December 31, 2011) (%)	1 year	5 years	10 years
Citigroup World Government Bond Index (unhedged)*	6.35	7.13	7.77

*	Effective August 1, 2012 the fund’s broad-based security index is changed to the Citigroup World Government Bond Index (unhedged) because the subadvisers believe that this index better corresponds to the fund’s revised investment strategy.

Western Asset Non-U.S. Opportunity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf3_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE PROSPECTUS OF

WESTERN ASSET NON-U.S. OPPORTUNITY BOND FUND

Dated May 1, 2012

Effective August 1, 2012, Western Asset Non-U.S. Opportunity Bond Fund will be renamed Western Asset Global Government Bond Fund.

The changes to the Fund’s investment policies described below will be effective on August 1, 2012.

The following replaces the information contained in the section of the Prospectus of the Fund entitled “Investment objective”:

Maximize total return, consisting of current income and capital appreciation

The following replaces the information contained in the section of the Prospectus of the Fund entitled “Principal investment strategies”:

Under normal market conditions, the fund invests at least 80% of its net assets in the debt and fixed income securities issued by the U.S. government and non-U.S. governments and related agencies and instrumentalities (collectively, “Global Sovereign Issuers”). These securities can be denominated in either U.S. dollars or non-U.S. currencies.

Under normal market conditions, the fund invests in issuers located in at least three countries and no more than 25% of the fund’s total assets may be invested in issuers located in any single non-U.S. country. The fund may invest up to 35% of its total assets in debt and fixed income securities that are rated below investment grade at the time of purchase. Securities that are not rated Baa or BBB or above by one or more Nationally Recognized Statistical Rating Organization (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers), are considered below investment grade. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” Global Sovereign Issuers may include, without limit, governments and related agencies and instrumentalities of emerging market countries.

The fund is “non-diversified” within the meaning of the Investment Company Act of 1940, as amended. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards.

In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

The fund may use currency related transactions involving options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps, caps, floors, collars, structured notes, indexed securities and other derivative instruments (collectively, “Financial Instruments”). These Financial Instruments may be used without limit, for either hedging purposes, or to implement a currency investment strategy.

The fund will normally maintain a dollar-weighted average effective duration between zero and ten years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The following supplements the section of the Prospectus of the Fund entitled “Performance”:

Average annual total returns (for periods ended December 31, 2011) (%)	1 year	5 years	10 years
Citigroup World Government Bond Index (unhedged)*	6.35	7.13	7.77

*	Effective August 1, 2012 the fund’s broad-based security index is changed to the Citigroup World Government Bond Index (unhedged) because the subadvisers believe that this index better corresponds to the fund’s revised investment strategy.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 31, 2012